Non-controlling Interest	12 Months Ended
Mar. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling Interest

15.Non-controlling interest:

The summarized financial information of Sprout is provided below. This information is based on amounts before inter-company eliminations and include the effects of the Company’s purchase price adjustments.

Summarized statement of loss and comprehensive loss:

	Year ended
	March 31, 2023	March 31, 2022
Revenue from contracts with customers	$33,904,708	$25,971,480
Cost of sales	(36,097,282)	(28,200,621)
Selling, general and administrative expenses	(10,946,955)	(9,459,448)
Impairment loss on goodwill and intangible assets	(37,662,430)	(3,288,847)
Gain on settlement of liability	(194,867)	—
Finance costs	(5,802,556)	(2,427,165)
Loss before tax	(56,799,382)	(18,931,601)
Income tax expense	—	(11,854)
Net loss	(56,799,382)	(18,943,455)
Total comprehensive loss	(56,799,382)	(18,948,855)
Loss attributable to the subsidiary's non-controlling interest	(28,342,892)	(4,752,152)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$(28,342,892)	$(14,196,703)

Summarized statement of balance sheets:

	March 31,	March 31,
	2023	2022
Current assets	$12,382,450	12,260,375
Non-current assets	9,788	39,000,367
Current liabilities	12,938,219	5,991,483
Non-current liabilities	35,789,746	25,362,259
Total equity (deficiency)	(36,335,727)	19,907,000
Attributable to:
Equity holders of the Company	$(20,714,912)	$7,184,923
Non-controlling interest	(15,620,815)	12,722,077

Summarized statement of cash flow:

	Year ended
	March 31, 2023	March 31, 2022
Cash flow used in operating activities	$(28,565,729)	$(10,214,243)
Cash flow provided by (used in) investing activities	2,360,671	(122,136)
Cash flow provided by financing activities	19,291,733	11,280,528
Net increase (decrease) in cash and cash equivalents	$(6,913,325)	$944,149
(1)	Cash flow from financing activities is partially provided through intercompany advances.